Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment [Text Block]
6.	Property and Equipment

The following is a breakdown of our property and equipment:

	March 31,	December 31,
	2013	2012

Furniture and office equipment	$934,845	$926,962
Leasehold improvements	179,323	178,555
Total property and equipment	1,114,168	1,105,517
Less: accumulated depreciation	(444,784)	(375,754)
Net carrying value	$669,384	$729,763

We recorded depreciation expense of approximately $68,000 and $76,000 for the three months ended March 31, 2013 and 2012, respectively. At our Jinan Broadband subsidiary (discontinued operations) we recorded depreciation expense of $323,000 and $668,000 for the three months ended March 31, 2013 and 2012, respectively.

8.	Property and Equipment

The following is a breakdown of our property and equipment:

	December 31,	December 31,
	2012	2011

Furniture and office equipment	$926,962	$1,056,775
Leasehold improvements	178,555	167,114
Total property and equipment	1,105,517	1,223,889
Less: accumulated depreciation	(375,754)	(271,572)
Net carrying value	$729,763	$952,317

We recorded depreciation expense of approximately $278,000 and $176,000 for the years ended December 31, 2012 and 2011, respectively.